UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1. Schedule of Investments.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 141.0%
Equity Investments(1) — 124.1%
United States — 117.5%
MLP(2) — 44.3%
Arc Logistics Partners LP	371	$5,554
Buckeye Partners, L.P.	159	10,987
Crestwood Equity Partners LP	112	2,893
DCP Midstream, LP	394	15,436
Dominion Midstream Partners, LP	36	1,128
Energy Transfer Partners, L.P.(3)	621	23,484
EnLink Midstream Partners, LP	291	5,438
Enterprise Products Partners L.P.(4)	541	15,154
EQT Midstream Partners, LP	43	3,389
Global Partners LP	224	4,416
Magellan Midstream Partners, L.P.	35	2,690
MPLX LP	308	11,477
NGL Energy Partners LP	175	3,876
Noble Midstream Partners LP	46	2,240
NuStar Energy L.P.	56	2,946
ONEOK Partners, L.P.(5)(6)	117	6,118
PBF Logistics LP	213	4,416
Phillips 66 Partners LP	21	1,187
Plains GP Holdings, L.P.(5)(7)	1,467	48,213
Spectra Energy Partners, LP	61	2,738
Summit Midstream Partners, LP	112	2,669
Sunoco Logistics Partners L.P.(3)	421	10,669
TC PipeLines, LP	39	2,375
Tesoro Logistics LP	124	6,960
USA Compression Partners, LP	100	1,777
Western Gas Partners, LP(8)	195	12,114
Williams Partners L.P.	74	2,982

		213,326

Midstream Company — 33.5%
EnLink Midstream, LLC(9)	124	2,379
Kinder Morgan, Inc.	414	8,819
ONEOK, Inc.(5)(6)(8)	877	47,405
SemGroup Corporation	197	6,940
Tallgrass Energy GP, LP(9)	629	17,872
Targa Resources Corp.(8)	659	37,256
The Williams Companies, Inc.	1,092	30,956
VTTI Energy Partners LP(9)	550	10,060

		161,687

Marine — 26.4%
Capital Product Partners L.P. — Class B Units(9)(10)(11)(12)	3,333	24,367
Dynagas LNG Partners LP(9)	806	13,159
GasLog Partners LP(9)	853	20,293
Golar LNG Partners LP(9)	1,353	30,507

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Marine (continued)
Höegh LNG Partners LP(9)	696	$13,437
KNOT Offshore Partners LP(9)	1,158	25,527

		127,290

MLP Affiliate — 10.9%
Enbridge Energy Management, L.L.C.(7)(13)	3,023	52,604

Other Energy Company — 2.4%
Anadarko Petroleum Corporation — 7.50% Tangible Equity Units(14)	147	6,413
Macquarie Infrastructure Corporation	64	4,909

		11,322

Total United States (Cost — $493,687)		566,229

Canada — 6.6%
Midstream Company — 6.6%
Enbridge, Inc.	513	21,481
TransCanada Corporation	220	10,136

Total Canada (Cost — $26,266)		31,617

Total Equity Investments (Cost — $519,953)		597,846

	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 16.9%
United States — 13.6%
Upstream — 12.0%
California Resources Corporation(5)(11)	8.000%	12/15/22	$16,575	$14,234
Chief Oil & Gas LLC(11)	(15)	8/8/21	9,708	9,562
Eclipse Resources Corporation	8.875	7/15/23	13,000	13,488
Gavilan Resources, LLC(11)	(16)	2/23/24	3,250	3,250
Great Western Petroleum, LLC(11)	9.000	9/30/21	4,400	4,664
Jonah Energy LLC(11)	(17)	5/12/21	7,403	7,236
Jones Energy Holdings, LLC	9.250	3/15/23	5,000	5,125
Pardus Oil & Gas, LLC(10)(11)	(18)	5/31/22	52	35

				57,594

Marine — 1.6%
Teekay Offshore Partners L.P.	6.000	7/30/19	8,713	7,885

Total United States (Cost — $59,981)				65,479

Canada — 3.3%
Upstream — 3.3%
Athabasca Oil Corporation(11)	9.875	2/24/22	5,000	4,975
Jupiter Resources Inc.(11)	8.500	10/1/22	12,750	11,029

Total Canada (Cost — $14,519)				16,004

Total Debt Investments (Cost — $74,500)				81,483

Total Long-Term Investments (Cost — $594,453)				679,329

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
Liabilities
Call Option Contracts Written(19)
Midstream Company
ONEOK, Inc.	$55.00	3/17/17	400	$(42)
ONEOK, Inc.	57.50	3/17/17	400	(18)
Targa Resources Corp.	62.50	3/17/17	600	(6)

				(66)

MLP
Western Gas Partners, LP	70.00	3/17/17	400	(9)

Total Call Option Contracts Written (Premium Received — $155)				(75)

Debt				(142,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(50,000)
Other Liabilities in Excess of Other Assets				(5,393)

Net Assets Applicable To Common Stockholders				$481,861

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.1% of its total assets invested in publicly-traded partnerships at February 28, 2017. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	On April 26, 2017, Energy Transfer Partners, L.P. and Sunoco Logistics Partners L.P. voted to approve the previously announced unit-for-unit merger. The merger is expected to close on April 28, 2017.

(4)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(5)	The Fund believes that it is an affiliate of Plains GP Holdings, L.P. (“PAGP”). The Fund does not believe that it is an affiliate of ONEOK Partners, L.P. (“OKS”), ONEOK, Inc. (“OKE”) or California Resources Corporation.

(6)	On February 1, 2017, OKE and OKS announced an agreement under which OKE will acquire all common units of OKS in a stock-for-unit transaction.

(7)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(8)	Security or a portion thereof is segregated as collateral on option contracts written.

(9)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for RIC qualification purposes.

(10)	Fair valued security.

(11)	The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2017, the aggregate value of restricted securities held by the Fund was $79,352 (11.6% of total assets).

(12)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the first quarter.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(13)	Dividends are paid-in-kind.

(14)	Security is comprised of a prepaid equity purchase contract and a senior amortizing note. Unless settled earlier, each prepaid equity purchase contract will settle on June 7, 2018 for between 0.7159 and 0.8591 Western Gas Equity Partners, LP (“WGP”) common units (subject to Anadarko Petroleum Corporation’s (“APC”) right to deliver APC common stock in lieu of WGP common units). The Fund receives a quarterly payment of 7.50% per annum on the $50 per unit stated amount of the security.

(15)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.75% as of February 28, 2017).

(16)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 600 basis points with a 1.00% LIBOR floor (7.00% as of February 28, 2017).

(17)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.50% as of February 28, 2017).

(18)	Interest is paid-in-kind at a fixed rate per annum equal to 5.00%.

(19)	Security is non-income producing.

From time to time, the Fund’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2017, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Senior Notes and Secured Term Loans
Athabasca Oil Corporation	2/9/17	(2)	$ 5,000	$4,775	$4,975	n/a	1.0%	0.7%
California Resources Corporation	(3)	(2)	16,575	11,072	14,234	n/a	2.9	2.1
Chief Oil & Gas LLC	(3)	(4)	9,708	9,386	9,562	n/a	2.0	1.4
Gavilan Resources, LLC	2/24/17	(4)	3,250	3,218	3,250	n/a	0.7	0.5
Great Western Petroleum, LLC	9/15/16	(4)	4,400	4,359	4,664	n/a	1.0	0.7
Jonah Energy LLC	(3)	(4)	7,403	6,953	7,236	n/a	1.5	1.0
Jupiter Resources Inc.	(3)	(4)	12,750	9,744	11,029	n/a	2.3	1.6

Total				$49,507	$54,950		11.4%	8.0%

Level 3 Investments(5)
Equity Investments
Capital Product Partners L.P.
Class B Units	5/21/12	(2)	3,333	$19,767	$24,367	$7.31	5.1%	3.6%
Senior Notes
Pardus Oil & Gas, LLC	5/13/16	(4)	$52	28	35	n/a	—	—

Total				$19,795	$24,402		5.1%	3.6%

Total of all restricted investments				$69,302	$79,352		16.5%	11.6%

(1)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, a principal market maker, an independent pricing service or independent broker.

(2)	Unregistered or restricted security of a publicly-traded company.

(3)	Security was acquired at various dates during the three months ended February 28, 2017 and/or in prior fiscal years.

(4)	Unregistered security of a private company.

(5)	Securities are valued using inputs reflecting the Fund’s own assumptions.

At February 28, 2017, the cost basis of investments for federal income tax purposes was $606,872. At February 28, 2017, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,895
Gross unrealized depreciation	(38,438)

Net unrealized appreciation	$72,457

The cost basis for federal income tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•	Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2017 and the Fund presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$597,846	$573,479	$—	$24,367
Debt investments	81,483	—	81,448	35

Total assets at fair value	$679,329	$573,479	$81,448	$24,402

Liabilities at Fair Value
Call option contracts written	$75	$—	$75	$—

For the three months ended February 28, 2017, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2017.

	Equity	Debt	Total
Balance — November 30, 2016	$23,067	$34	$23,101
Purchases	—	—	—
Transfers in from Level 2	—	—	—
Transfers out to Level 1 and 2	—	—	—
Realized gains (losses)	—	—	—
Unrealized gains (losses), net	1,300	1	1,301

Balance — February 28, 2017	$24,367	$35	$24,402

The $1,301 of unrealized gains relate to investments that were still held at February 28, 2017.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2017
Call options written	Call option contracts written	$(75)

The following table sets forth the effect of the Fund’s derivative instruments on the Fund’s operations:

Derivatives Not Accounted for as Hedging Instruments		For the Three Months Ended February 28, 2017
	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$87	$202

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2017, the Fund had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	88.0%
Debt securities	12.0%
Securities of MLPs(1)	39.1%
Largest single issuer	7.7%
Restricted securities	11.7%

(1)	Securities of MLPs consist of master limited partnerships and limited liability companies taxed as partnerships.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 27, 2017 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	April 28, 2017

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 28, 2017